Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	45 Months Ended		48 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 23, 2021	Apr. 05, 2021
Class A Shares
Account Value [Line Items]
Line Graph and Table Measure Name					Modern Capital Tactical Income Fund - Class A Shares
Account Value	$ 16,065	$ 16,065	$ 16,065	$ 16,065	$ 16,065	$ 16,100	$ 15,068	$ 12,955	$ 12,558	$ 11,477	$ 11,676	$ 10,346		$ 9,500
Average Annual Return, Percent	6.61%			14.23%
Class A Shares | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	1.29%			12.76%
Class ADV Shares
Account Value [Line Items]
Line Graph and Table Measure Name			Modern Capital Tactical Income Fund - Class ADV Shares
Account Value	$ 14,937	$ 14,937	$ 14,937	$ 14,937	$ 14,937	14,961	14,011	12,396	12,049	11,010	11,230	9,860	$ 10,000
Average Annual Return, Percent	6.61%	12.19%
Class A | S&P 500 High Dividend Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 High Dividend Index
Account Value	$ 13,528	$ 13,528	$ 13,528	$ 13,528	$ 13,528	13,620	11,897	10,008	10,590	9,648	11,710	10,419		10,000
Average Annual Return, Percent	13.71%			7.87%
Class ADV | S&P 500 High Dividend Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 High Dividend Index
Account Value	$ 13,032	$ 13,032	$ 13,032	$ 13,032	$ 13,032	13,120	11,460	9,640	10,202	9,294	11,280	10,037	10,000
Average Annual Return, Percent	13.71%	7.10%
Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Account Value	$ 14,615	$ 14,615	14,615	$ 14,615	$ 14,615	15,456	13,501	10,933	10,395	8,990	11,265	10,635		10,000
Average Annual Return, Percent	8.25%			9.98%
Class A | HFRI 500 Macro: Multi-Strategy Index
Account Value [Line Items]
Line Graph and Table Measure Name					HFRI 500 Macro: Multi Strategy Index
Account Value	$ 13,140	13,140	$ 13,140	$ 13,140	$ 13,140	11,912	12,392	11,343	11,364	11,108	10,277	9,860		$ 10,000
Average Annual Return, Percent	6.04%			6.03%
Class ADV | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 14,006	$ 14,006	$ 14,006	$ 14,006	14,006	14,812	12,938	10,478	9,962	8,615	10,796	10,192	10,000
Average Annual Return, Percent	8.25%	10.62%
Class ADV | HFRI 500 Macro: Multi-Strategy Index
Account Value [Line Items]
Line Graph and Table Measure Name			HFRI 500 Macro: Multi Strategy Index
Account Value	$ 13,190	$ 13,190	$ 13,190	$ 13,190	$ 13,190	$ 11,957	$ 12,439	$ 11,386	$ 11,407	$ 11,150	$ 10,315	$ 9,897	$ 10,000
Average Annual Return, Percent	6.04%	8.04%